Stock-Based Compensation	12 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
Liability Awards	$2.7	$3.2	$21.7
Equity Awards	15.7	9.0	18.0
Total stock-based compensation expense	$18.4	$12.2	$39.7
As of 31 March 2023, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$30.6 million and will be recognized over an estimated weighted average amortization period of 1.9 years.
2001 Equity Incentive Plan
Under the Company’s 2001 Equity Incentive Plan (the “2001 Plan”), which was amended and restated in August 2021 and approved by shareholders, the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units.
Long-Term Incentive Plan 2006
The Company’s shareholders approved the establishment of a Long-Term Incentive Plan in 2006 (the “LTIP”) to provide incentives to certain members of senior management (“Executives”). The Company determines the conditions or restrictions of any awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Currently, the plan only allows for RSUs to be granted under the LTIP.
The following table summarizes the Company’s shares available for grant as options, RSUs or other equity instruments under the LTIP and 2001 Plan:

Shares Available for Grant
Balance at 31 March 2021	22,087,623
Granted	(597,927)
Balance at 31 March 2022	21,489,696
Granted	(2,540,893)
Balance at 31 March 2023	18,948,803
Stock Options
There were no stock options granted during the years ended 31 March 2022 or 2021. The following table summarizes the Company's stock options activity during the noted period:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price (A$)
Balance at 31 March 2022	—	—
Granted	269,221	33.05
Balance at 31 March 2023	269,221	33.05
Options exercisable at 31 March 2023	—	—
Stock options vest on the third anniversary of the date of grant provided continuous employment at the applicable vesting date. Vested stock options can be exercised for shares for the exercise price at any time. As of 31 March 2023, the weighted-average remaining contractual term is 4.6 years and the aggregate intrinsic value is nil.
RSUs
The Company estimates the fair value of RSUs on the date of grant and recognizes this estimated fair value as compensation expense over the periods in which the RSU vests.
The following table summarizes the Company’s RSU activity:

(Units)	Service Vesting (2001 Plan)	Performance Vesting (LTIP)	Market Conditions (LTIP)	Total	Weighted Average Fair Value at Grant Date (A$)
Outstanding at 31 March 2021	593,486	726,288	1,286,922	2,606,696	19.01
Granted	233,443	141,015	223,469	597,927	41.73
Vested	(313,641)	(248,202)	(565,878)	(1,127,721)	14.96
Forfeited	(98,613)	(327,397)	(450,480)	(876,490)	27.73
Outstanding at 31 March 2022	414,675	291,704	494,033	1,200,412	27.83
Granted	1,279,127	268,009	724,536	2,271,672	26.12
Vested	(449,458)	(87,307)	(256,787)	(793,552)	25.17
Forfeited	(107,818)	(100,377)	(91,738)	(299,933)	28.46
Outstanding at 31 March 2023	1,136,526	372,029	870,044	2,378,599	26.97
The following table includes the assumptions used for RSU grants (market condition) valued:

Vesting Condition:	Market	Market	Market	Market	Market	Market	Market	Market
	FY23	FY23	FY23	FY23	FY23	FY23	FY22	FY22
Date of grant	31-Aug-22	31-Aug-22	3-Nov-22	3-Nov-22	3-Nov-22	13-Mar-23	27-Aug-21	9-Sep-21
Dividend yield (per annum)	1.5%	1.5%	—%	—%	—%	—%	2.0%	2.0%
Expected volatility	41.9%	33.4%	42.5%	35.1%	43.8%	36.3%	40.0%	40.2%
Risk free interest rate	3.5%	3.5%	4.7%	4.7%	4.7%	4.0%	0.4%	0.4%
Expected life in years	3.0	2.0	0.8	1.8	2.8	2.4	3.0	2.9
JHX stock price at grant date (A$)	33.51	33.51	33.05	33.05	33.05	30.98	52.66	52.12
Number of restricted stock units	387,360	102,250	38,387	39,450	115,688	41,401	130,513	92,956
The following table presents the total fair value of all of our restricted stock units vested:

	Years ended 31 March
(Millions of US dollars)	2023	2022	2021
Total fair value vested	$18.4	$42.6	$27.8
Scorecard LTI – CSUs
Under the terms of the LTIP, the Company grants scorecard LTI CSUs to executives and the vesting of awards is based on the individual's performance measured over a three year period against certain performance targets. These awards provide recipients a cash incentive based on an average 20 trading-day closing price of JHI plc’s common stock price and each executive’s scorecard rating.
The following represents the activity related to the CSUs:

	FY23	FY22
Granted	751,569	423,051
Vested	237,600	433,872
Cancelled	325,459	1,292,934
For the fiscal years ending 31 March 2023, 2022 and 2021, US$5.9 million, US$15.2 million and US$8.2 million, respectively, was paid in cash upon vesting of CSU units.